RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Dividend Distribution

The Company’s wholly-owned subsidiary RoboCent made regular cash dividend distributions to the Company’s sole shareholder prior to its merger with FullPAC. During the periods ended March 31, 2026 and March 31, 2025, the Company made dividend distributions in the amount of $0 and $8,524, respectively.

Secured Notes Payable

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with related-party investors (the “Notes”) for an aggregate principal amount of $274,155 with the Company receiving cash proceeds of $261,100. The Company recognized debt discount of $13,055 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by all assets of the Company. In the event the Company enters into a qualified financing event as defined in the agreement, in which the Company receives gross proceeds of at least $2,500,000, the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

During the period ended March 31, 2026, the Company redeemed one Note held by a related-party in the principal amount of $10,500 together with accrued interest of $623 for an aggregate cash redemption amount of $55,792. The Company recognized a total loss on settlement of senior secured redeemable note (related-party) of $44,668.

The Company recognized amortization of debt discount on related-party notes of $4,147 and $0 during the periods ended March 31, 2026 and 2025, respectively. The Company recognized interest expense on related-party notes of $10,183 and $0 during the periods ended March 31, 2026 and 2025, respectively. As of March 31, 2026 and December 31, 2025, the principal balance of the related-party Senior Secured Notes was $253,262 and $264,684, respectively, net of unamortized debt discount of $4,881 and $9,524, respectively. As of March 31, 2026 and December 31, 2025, accrued interest on related-party notes was $25,397 and $15,837, respectively.

Related Party Loans

On March 31, 2026, the Company entered into a promissory note agreement with the Company’s Chief Financial Officer for $14,980. The note matures on March 31, 2028 and an interest rate of 0%. As of March 31, 2026, the principal of the related party promissory note was $14,980.

In February 2026, the Company’s Chief Executive Officer advanced the Company $4,000 of the $4,700 promissory note dated April 10, 2026. The note had an interest rate of 0%. As of March 31, 2026, the principal of the related party advance was $4,000.

NOTE 5 – RELATED PARTY TRANSACTIONS

Dividend Distribution

The Company’s wholly-owned subsidiary RoboCent made regular cash dividend distributions to the Company’s sole shareholder. During the years ended December 31, 2025 and 2024, the Company made dividend distributions in the amount of $17,259 and $10,025, respectively.

Secured Notes Payable

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with related-party investors (the “Notes”) for an aggregate principal amount of $274,155 with the Company receiving cash proceeds of $261,100. The Company recognized debt discount of $13,055 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by all assets of the Company. In the event the Company enters into a qualified financing event as defined in the agreement, in which the Company receives gross proceeds of at least $2,500,000, the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

The Company recognized amortization of debt discount on related-party notes of $3,531 during the year ended December 31, 2025. The Company recognized interest expense on related-party notes of $15,837 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the related-party Senior Secured Notes was $264,631, net of unamortized debt discount of $9,524. As of December 31, 2025, there was accrued interest on related-party notes of $15,837.